AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

June 30, 2023

(unaudited)

Principal Amount	General Obligation Bonds (46.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (3.6%)

	Crested Butte, Colorado Fire Protection District
$1,040,000	4.000%, 12/01/36 Series 2022	A1/NR/NR	$1,061,642

	Denver, Colorado City & County Elevate
2,000,000	5.000%, 08/01/33 Series 2022A	Aaa/AAA/AAA	2,382,180

	Englewood, Colorado
1,000,000	5.000%, 12/01/30	NR/AA+/NR	1,082,870

	Wheat Ridge, Colorado Urban Renewal Authority Tax Increment
1,270,000	5.000%, 12/01/31	NR/AA-/NR	1,458,544

	Total City & County		5,985,236

	Lease (0.6%)

	Colorado State Rural COP
1,000,000	4.000%, 12/15/35 Series 2020A	Aa2/AA-/NR	1,036,790

	Metropolitan District (3.7%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
2,600,000	5.000%, 12/01/25 Series A-1	NR/NR/AA-	2,601,898

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
1,000,000	5.000%, 12/01/25 Series B-1	Aa3/NR/NR	1,042,450

	Midcities Metropolitan District No.2 Colorado, Special Revenue
2,365,000	5.000%, 12/01/31 Series 2022 AGMC Insured	A1/AA/NR	2,659,963

	Total Metropolitan District		6,304,311

	School Districts (37.7%)

	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,049,270
1,435,000	5.000%, 12/15/29	Aa1/AA/NR	1,525,233
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,143,050

	Adams & Weld Counties, Colorado School District #27J
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,002,520
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,025,660
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,106,492
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,065,835
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,252,741

	Arapahoe County, Colorado School District #001 Englewood
$1,465,000	5.000%, 12/01/27	Aa2/NR/NR	$1,530,295

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,057,150

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,136,560

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J
1,000,000	5.000%, 12/15/29 Series C	Aa1/AA+/NR	1,066,590

	Boulder Valley, Colorado School District No. RE-2
2,500,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/NR	2,926,875

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,458,582

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,132,060
1,000,000	5.000%, 12/01/34 Series 2022A	Aa1/AA+/AA+	1,177,850

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/25 Series B	Aa1/AA+/AA+	2,053,820
4,000,000	5.000%, 12/01/27 Series B	Aa1/AA+/AA+	4,100,960

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,066,690

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,212,980

	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,408,971

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa1/AA/NR	2,420,911
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,667,595
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	2,888,340

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,002,880

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,111,200

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson
520,000	5.000%, 12/15/34	Aa2/AA/NR	573,492
3,375,000	5.000%, 12/15/35	Aa2/AA/NR	3,703,185

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,501,245

	Mesa County, Colorado Valley School District No. 051, Grand Junction
$3,000,000	5.000%, 12/01/23	Aa2/NR/NR	$3,022,320

	Pueblo County, Colorado School District No. 70
1,500,000	4.000%, 12/01/33 Series 2021A	Aa2/AA/NR	1,592,325

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,137,400

	Total School Districts		63,121,077

	Water & Sewer (0.7%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,193,378

	Total General Obligation Bonds		77,640,792

	Revenue Bonds (47.3%)

	City & County (1.9%)

	Denver, Colorado City & County COP, Convention Center Expansion Project
1,500,000	5.000%, 06/01/30 Series 2018A	Aa2/AA+/AA+	1,574,625

	Fort Lupton, Colorado COP
500,000	5.000%, 12/01/33 Series 2023	NR/A+/NR	535,880

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,116,410

	Total City & County		3,226,915

	Electric (2.1%)

	Colorado Springs, Colorado Utilities Revenue, Refunding
1,000,000	5.000%, 11/15/27 Series A	Aa2/AA+/AA	1,045,490

	Colorado Springs, Colorado Utilities Revenue Refunding
450,000	5.000%, 11/15/33 Series 2022B	Aa2/AA+/NR	531,689
450,000	5.000%, 11/15/34 Series 2022B	Aa2/AA+/NR	529,772

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement
1,310,000	5.000%, 11/01/30 Series 2019A	NR/A+/NR	1,481,152

	Total Electric		3,588,103

	Healthcare (3.2%)

	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/32 Series 2019A	NR/A+/AA-	1,092,390
2,165,000	5.000%, 11/01/34 Series 2019A	NR/A+/AA-	2,346,968

	Southeast Colorado Hospital District Enterprise, Anticipation Notes
$2,000,000	5.000%, 02/01/25 Series 2023	NR/NR/NR*	$1,994,920

	Total Healthcare		5,434,278

	Higher Education (15.1%)

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	845,313
6,150,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	6,283,886

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,049,990

	Colorado School of Mines Institutional Enterprise
1,845,000	5.000%, 12/01/29 Series B	A1/A+/NR	2,012,452

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College
1,000,000	5.000%, 11/01/30 Series 2017A	Aa3/NR/NR	1,087,450

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding
1,710,000	5.000%, 11/01/32 Series 2019A	Aa3/NR/NR	1,931,325
835,000	5.000%, 11/01/33 Series 2019A	Aa3/NR/NR	941,688

	Colorado State Board of Governors University Enterprise System
2,905,000	5.000%, 03/01/26 Series C SHEIP Insured	Aa2/AA/NR	2,988,896
1,250,000	5.000%, 03/01/28 Series C SHEIP Insured	Aa2/AA/NR	1,351,625
2,100,000	5.000%, 03/01/29 Series C SHEIP Insured	Aa2/AA/NR	2,276,421

	University of Colorado Enterprise System
1,165,000	5.000%, 06/01/26 Series A NPFG Insured	Aa1/NR/AA+	1,233,257

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/28 Series A-1	Aa1/NR/AA+	2,209,240

	University of Northern Colorado Greeley Institutional Enterprise Refunding
1,000,000	5.000%, 06/01/25 Series A SHEIP Insured	Aa2/AA/NR	1,013,790

	Total Higher Education		25,225,333

	Lease (13.6%)

	Adams County, Colorado School District No. 1 Mapleton COP
1,165,000	5.000%, 12/01/33 Series 2023 BAMAC Insured	A2/AA/NR	1,334,286
1,335,000	5.000%, 12/01/36 Series 2023 BAMAC Insured	A2/AA/NR	1,499,646

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,234,268

	Colorado State BEST COP
$2,500,000	5.000%, 03/15/30 Series K	Aa2/AA-/NR	$2,669,025
2,500,000	5.000%, 03/15/31 Series K	Aa2/AA-/NR	2,669,925

	Colorado State BEST COP
2,000,000	5.000%, 03/15/31 Series M	Aa2/AA-/NR	2,179,960

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,803,331

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,112,723

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,605,702

	Foothills Park and Recreation District, Colorado COP
1,405,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	1,462,198

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,439,547

	Frisco, Colorado Financial Authority COP
750,000	5.000%, 12/01/37 Series 2023	Aa2/NR/NR	829,155

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,044,450

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,102,930

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP
750,000	4.500%, 12/01/26 Series 2014	A1/NR/NR	760,463

	Total Lease		22,747,609

	Sales Tax (2.6%)

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,084,160

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,155,044

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,037,640

	Denver, Colorado City & County Dedicated Tax Revenue
1,000,000	4.000%, 08/01/36 Series 2021A	Aa3/AA-/AA-	1,039,930

	Total Sales Tax		4,316,774

	Tax Increment (0.9%)

	Park Creek, Colorado Metropolitan District Senior Limited Property Tax Supported
$1,475,000	4.000%, 12/01/35 AGMC Insured	NR/AA/A	$1,512,023

	Transportation (2.1%)

	E-470 Public Highway Authority, Colorado Senior Revenue
1,250,000	5.000%, 09/01/35 Series 2020A	A2/A+/NR	1,404,663

	Regional Transportation District, Colorado COP
2,000,000	5.000%, 06/01/26 Series A	A1/AA/AA-	2,066,860

	Total Transportation		3,471,523

	Water & Sewer (5.8%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,046,173

	Arvada, Colorado Wastewater Enterprise
1,090,000	5.000%, 12/01/35	NR/AA-/AA	1,277,938

	Arvada, Colorado Water Enterprise
1,355,000	5.000%, 12/01/35	NR/AA+/AA+	1,588,629

	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,552,170

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	963,739

	Denver, Colorado City and County Board Water Commissioners
850,000	5.000%, 09/15/29 Series B	Aaa/AAA/AAA	924,358

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	1,808,954

	Upper Eagle Regional Water Authority, Eagle County, Colorado Refunding and Improvement
500,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	538,020

	Total Water & Sewer		9,699,981

	Total Revenue Bonds		79,222,539

	Pre-Refunded Bonds (3.8%)††

	Pre-Refunded General Obligation Bonds (0.6%)

	School Districts (0.6%)

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa1/NR/NR	1,047,200

	Pre-Refunded Revenue Bonds (3.2%)

	Higher Education (1.6%)

	University of Colorado Enterprise System, Series A
$2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	$2,713,979

	Lease (1.6%)

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,633,708

	Total Pre-Refunded Revenue Bonds		5,347,687

	Total Pre-Refunded Bonds		6,394,887

	Total Municipal Bonds (cost $164,987,914)		163,258,218

Shares	Short-Term Investment (2.2%)

3,694,063	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%* (cost $3,694,063)	Aaa-mf/AAAm/NR	3,694,063

	Total Investments (cost $168,681,977-note b)	99.6%	166,952,281
	Other assets less liabilities	0.4	642,334
	Net Assets	100.0%	$167,594,615

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	3.9%
Prerefunded bonds\ ETM bonds ††	3.9
Aa of Moody's or AA of S&P or Fitch	80.8
A of Moody's or S&P or Fitch	10.2
Not Rated*	1.2
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

**	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $168,642,313 amounted to $1,690,032, which consisted of aggregate gross unrealized appreciation of $499,466 and aggregate gross unrealized depreciation of $2,189,498.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2023:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$3,694,063
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	163,258,218
Level 3 – Significant Unobservable Inputs	–
Total	$166,952,281
+ See schedule of investments for a detailed listing of securities.